Loss Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Loss Per Share

26. Loss Per Share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2016, 2017 and 2018 as follows:

	For the Year Ended December 31,
	2016	2017	2018
Numerator:
Net loss	(2,573,254)	(5,021,174)	(9,638,979)
Accretion on convertible redeemable preferred shares to redemption value	(981,233)	(2,576,935)	(13,667,291)
Accretion on redeemable non-controlling interests to redemption value	—	—	(63,297)
Net loss attributable to non-controlling interests	36,938	36,440	41,705
Net loss attributable to ordinary shareholders of NIO Inc. for basic/dilutive net loss per share	(3,517,549)	(7,561,669)	(23,327,862)
Denominator:
Weighted-average number of ordinary shares outstanding — basic and diluted	16,697,527	21,801,525	332,153,211
Basic and diluted net loss per share attributable to ordinary shareholders of NIO Inc.	(210.66)	(346.84)	(70.23)

For the years ended December 31, 2016, 2017 and 2018, assumed conversion of the Preferred Shares into ordinary shares were excluded from the calculations of diluted net loss per share of the Company due to the anti-dilutive effect. The effects of all outstanding share options have also been excluded from the computation of diluted net loss per share for the years ended December 31, 2016, 2017 and 2018, as their effects would be anti-dilutive.

For the years ended December 31, 2016, 2017 and 2018, the Company had potential ordinary shares, including non-vested restricted shares, option granted and Preferred Shares. As the Group incurred losses for the years ended December 31, 2016, 2017 and 2018, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company. The weighted-average numbers of non-vested restricted shares, options granted and Preferred Shares excluded from the calculation of diluted net loss per share of the Company were 12,198,170, 26,311,777 and 369,222,548 as of December 31, 2016, 8,323,591, 27,495,737 and 593,611,970 as of December 31, 2017, 340,518, 72,735,288 and 678,614,152 as of December 31, 2018.